Commitments and Contingencies - Outstanding Financial Instruments Whose Contract Amounts Represent Credit Risk (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Loss Contingencies [Line Items]
Total commitments	$ 124,402	$ 98,149
Commitments to Extend Credit [Member]
Loss Contingencies [Line Items]
Total commitments	112,637	86,651
Credit Card Commitments [Member]
Loss Contingencies [Line Items]
Total commitments	10,405	9,870
Standby Letters of Credit [Member]
Loss Contingencies [Line Items]
Total commitments	$ 1,360	$ 1,628